UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

ClearBridge Value Fund
Class A [LGVAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$48	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,562,907,953
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Value Fund	PAGE 1	7195-STSR-0625

ClearBridge Value Fund
Class C [LMVTX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$82	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,562,907,953
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Value Fund	PAGE 1	7094-STSR-0625

ClearBridge Value Fund
Class FI [LMVFX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI1	$55	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,562,907,953
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Value Fund	PAGE 1	7495-STSR-0625

ClearBridge Value Fund
Class R [LMVRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$64	1.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.32%.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,562,907,953
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Value Fund	PAGE 1	7261-STSR-0625

ClearBridge Value Fund
Class I [LMNVX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$36	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,562,907,953
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Value Fund	PAGE 1	7347-STSR-0625

ClearBridge Value Fund
Class IS [CBVBX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS1	$32	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,562,907,953
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Value Fund	PAGE 1	7016-STSR-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Value Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2025
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.6%
Communication Services — 5.0%
Entertainment — 2.0%
Walt Disney Co.	800,000	$72,760,000
Interactive Media & Services — 1.6%
Meta Platforms Inc., Class A Shares	105,000	57,645,000
Wireless Telecommunication Services — 1.4%
T-Mobile US Inc.	200,000	49,390,000

Total Communication Services		179,795,000
Consumer Discretionary — 4.8%
Distributors — 1.1%
Genuine Parts Co.	350,000	41,142,500
Hotels, Restaurants & Leisure — 2.3%
DraftKings Inc., Class A Shares	1,000,000	33,290,000 *
Expedia Group Inc.	300,000	47,079,000
Total Hotels, Restaurants & Leisure		80,369,000
Specialty Retail — 1.4%
Murphy USA Inc.	100,000	49,857,000

Total Consumer Discretionary		171,368,500
Consumer Staples — 6.1%
Beverages — 3.3%
Constellation Brands Inc., Class A Shares	340,000	63,763,600
PepsiCo Inc.	400,000	54,232,000
Total Beverages		117,995,600
Consumer Staples Distribution & Retail — 1.0%
Performance Food Group Co.	425,000	34,280,500 *
Food Products — 1.8%
Nestle SA, ADR	600,000	63,954,000

Total Consumer Staples		216,230,100
Energy — 9.9%
Energy Equipment & Services — 1.7%
Atlas Energy Solutions Inc.	900,000	12,177,000
Schlumberger NV	1,500,000	49,875,000
Total Energy Equipment & Services		62,052,000
Oil, Gas & Consumable Fuels — 8.2%
BP PLC, ADR	1,200,000	32,952,000
ConocoPhillips	600,000	53,472,000
Energy Transfer LP	3,500,000	57,890,000
EQT Corp.	1,800,000	88,992,000
See Notes to Financial Statements.
ClearBridge Value Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Hess Corp.	460,000	$59,363,000
Total Oil, Gas & Consumable Fuels		292,669,000

Total Energy		354,721,000
Financials — 21.4%
Banks — 5.4%
Bank of America Corp.	2,750,000	109,670,000
First Horizon Corp.	2,800,000	50,624,000
M&T Bank Corp.	200,000	33,952,000
Total Banks		194,246,000
Capital Markets — 1.7%
Charles Schwab Corp.	750,000	61,050,000
Consumer Finance — 1.5%
OneMain Holdings Inc.	1,100,000	51,777,000
Financial Services — 7.9%
Block Inc.	700,000	40,929,000 *
Corebridge Financial Inc.	2,800,000	82,964,000
Fiserv Inc.	275,000	50,756,750 *
MGIC Investment Corp.	2,400,000	59,784,000
PayPal Holdings Inc.	700,000	46,088,000 *
Total Financial Services		280,521,750
Insurance — 4.9%
American International Group Inc.	875,000	71,330,000
Fairfax Financial Holdings Ltd., OTC US Market	28,968	45,132,144
Fairfax Financial Holdings Ltd., Toronto Stock Exchange	11,032	17,223,396
Ryan Specialty Holdings Inc.	650,000	42,581,500
Total Insurance		176,267,040

Total Financials		763,861,790
Health Care — 19.8%
Biotechnology — 6.6%
AbbVie Inc.	420,000	81,942,000
Argenx SE, ADR	75,000	48,385,500 *
Gilead Sciences Inc.	975,000	103,876,500
Total Biotechnology		234,204,000
Health Care Equipment & Supplies — 1.2%
Medtronic PLC	500,000	42,380,000
Health Care Providers & Services — 4.4%
CVS Health Corp.	1,100,000	73,381,000
UnitedHealth Group Inc.	205,000	84,345,200
Total Health Care Providers & Services		157,726,200
See Notes to Financial Statements.

ClearBridge Value Fund 2025 Semi-Annual Report

 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — 0.8%
ICON PLC	190,000	$28,773,600 *
Pharmaceuticals — 6.8%
Corcept Therapeutics Inc.	500,000	35,940,000 *
Johnson & Johnson	720,000	112,543,200
Novo Nordisk A/S, ADR	800,000	53,160,000
UCB SA	225,000	41,251,311 (a)
Total Pharmaceuticals		242,894,511

Total Health Care		705,978,311
Industrials — 9.9%
Air Freight & Logistics — 1.2%
GXO Logistics Inc.	1,200,000	43,488,000 *
Building Products — 2.2%
Fortune Brands Innovations Inc.	500,000	26,910,000
Johnson Controls International PLC	600,000	50,340,000
Total Building Products		77,250,000
Commercial Services & Supplies — 1.4%
Clean Harbors Inc.	238,000	50,917,720 *
Ground Transportation — 1.2%
Canadian Pacific Kansas City Ltd.	600,000	43,482,000
Industrial Conglomerates — 2.0%
Siemens AG, Registered Shares	300,000	69,078,395 (a)
Trading Companies & Distributors — 1.9%
Marubeni Corp.	1,799,940	31,910,528 (a)
WESCO International Inc.	220,000	35,851,200
Total Trading Companies & Distributors		67,761,728

Total Industrials		351,977,843
Information Technology — 5.0%
IT Services — 0.4%
Globant SA	125,000	14,696,250 *
Semiconductors & Semiconductor Equipment — 4.6%
Intel Corp.	3,000,000	60,300,000
Microchip Technology Inc.	1,000,000	46,080,000
Micron Technology Inc.	750,000	57,712,500
Total Semiconductors & Semiconductor Equipment		164,092,500

Total Information Technology		178,788,750
Materials — 5.9%
Chemicals — 2.7%
Corteva Inc.	900,000	55,791,000
See Notes to Financial Statements.
ClearBridge Value Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Chemicals — continued
	Eastman Chemical Co.	500,000	$38,500,000
Total Chemicals			94,291,000
Containers & Packaging — 0.6%
	Silgan Holdings Inc.	400,000	20,660,000
Metals & Mining — 2.6%
	Freeport-McMoRan Inc.	1,375,000	49,541,250
	Teck Resources Ltd., Class B Shares	1,300,000	44,187,000
Total Metals & Mining			93,728,250

Total Materials			208,679,250
Real Estate — 3.9%
Real Estate Management & Development — 1.0%
	Jones Lang LaSalle Inc.	150,000	34,111,500 *
Residential REITs — 0.9%
	American Homes 4 Rent, Class A Shares	900,000	33,651,000
Specialized REITs — 2.0%
	American Tower Corp.	310,000	69,877,100

Total Real Estate			137,639,600
Utilities — 5.9%
Electric Utilities — 3.4%
	PG&E Corp.	3,500,000	57,820,000
	PPL Corp.	1,750,000	63,875,000
Total Electric Utilities			121,695,000
Independent Power and Renewable Electricity Producers — 2.5%
	Talen Energy Corp.	200,000	43,016,000 *
	Vistra Corp.	350,000	45,370,500
Total Independent Power and Renewable Electricity Producers			88,386,500

Total Utilities			210,081,500
Total Investments before Short-Term Investments (Cost — $2,971,749,665)			3,479,121,644
	Rate
Short-Term Investments — 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.131%	35,019,620	35,019,620 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.206%	35,019,619	35,019,619 (b)(c)

Total Short-Term Investments (Cost — $70,039,239)			70,039,239
Total Investments — 99.6% (Cost — $3,041,788,904)			3,549,160,883
Other Assets in Excess of Liabilities — 0.4%			13,747,070
Total Net Assets — 100.0%			$3,562,907,953

See Notes to Financial Statements.

ClearBridge Value Fund 2025 Semi-Annual Report

 ClearBridge Value Fund
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2025, the total market value of investments in Affiliated
Companies was $35,019,619 and the cost was $35,019,619 (Note 9).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.
ClearBridge Value Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $3,006,769,285)	$3,514,141,264
Investments in affiliated securities, at value (Cost — $35,019,619)	35,019,619
Foreign currency, at value (Cost — $4)	3
Receivable for securities sold	12,115,169
Dividends receivable from unaffiliated investments	5,254,797
European Union tax reclaims receivable (Note 1)	1,895,053
Receivable for Fund shares sold	513,771
Dividends receivable from affiliated investments	160,214
Other assets	115,796
Prepaid expenses	92,894
Total Assets	3,569,308,580
Liabilities:
Payable for Fund shares repurchased	2,158,917
Investment management fee payable	1,722,715
Transfer agent fees payable	967,351
Service and/or distribution fees payable	654,939
European Union tax reclaim contingent fees payable (Note 1)	473,762
Trustees’ fees payable	146,267
Accrued expenses	276,676
Total Liabilities	6,400,627
Total Net Assets	$3,562,907,953
Net Assets:
Par value (Note 7)	$388
Paid-in capital in excess of par value	2,811,569,970
Total distributable earnings (loss)	751,337,595
Total Net Assets	$3,562,907,953
See Notes to Financial Statements.

ClearBridge Value Fund 2025 Semi-Annual Report

Net Assets:
Class A	$3,036,984,816
Class C	$43,337,066
Class FI	$8,758,212
Class R	$3,814,268
Class I	$437,721,874
Class IS	$32,291,717
Shares Outstanding:
Class A	34,124,763
Class C	503,564
Class FI	78,772
Class R	34,882
Class I	3,740,539
Class IS	275,929
Net Asset Value:
Class A (and redemption price)	$89.00
Class C*	$86.06
Class FI (and redemption price)	$111.18
Class R (and redemption price)	$109.35
Class I (and redemption price)	$117.02
Class IS (and redemption price)	$117.03
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$94.18

*	Redemption price per share is NAV of Class C shares reduced by a 0.95% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
ClearBridge Value Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2025

Investment Income:
Dividends from unaffiliated investments	$38,900,026
Dividends from affiliated investments	1,153,262
Less: Foreign taxes withheld	(909,539)
Total Investment Income	39,143,749
Expenses:
Investment management fee (Note 2)	12,412,119
Service and/or distribution fees (Notes 2 and 5)	4,376,581
Transfer agent fees (Notes 2 and 5)	2,024,829
Legal fees	140,770
Trustees’ fees	93,447
Registration fees	73,254
Shareholder reports	51,399
Fund accounting fees	45,046
Custody fees	36,443
Audit and tax fees	23,470
Commitment fees (Note 10)	16,373
Insurance	6,767
Fees recaptured by investment manager (Note 2)	2,094
Miscellaneous expenses	36,008
Total Expenses	19,338,600
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(305,302)
Net Expenses	19,033,298
Net Investment Income	20,110,451
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	255,222,031
Foreign currency transactions	(354)
Net Realized Gain	255,221,677
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(520,088,415)
Foreign currencies	118,461
Change in Net Unrealized Appreciation (Depreciation)	(519,969,954)
Net Loss on Investments and Foreign Currency Transactions	(264,748,277)
Decrease in Net Assets From Operations	$(244,637,826)
See Notes to Financial Statements.

ClearBridge Value Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2025 (unaudited) and the Year Ended October 31, 2024	2025	2024
Operations:
Net investment income	$20,110,451	$27,496,086
Net realized gain	255,221,677	355,854,353
Change in net unrealized appreciation (depreciation)	(519,969,954)	268,768,384
Increase (Decrease) in Net Assets From Operations	(244,637,826)	652,118,823
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(372,388,431)	(227,526,164)
Decrease in Net Assets From Distributions to Shareholders	(372,388,431)	(227,526,164)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	129,037,673	200,884,880
Reinvestment of distributions	363,766,486	219,082,378
Cost of shares repurchased	(281,675,659)	(337,510,057)
Net assets of shares issued in connection with merger (Note 8)	—	1,603,043,166
Increase in Net Assets From Fund Share Transactions	211,128,500	1,685,500,367
Increase (Decrease) in Net Assets	(405,897,757)	2,110,093,026
Net Assets:
Beginning of period	3,968,805,710	1,858,712,684
End of period	$3,562,907,953	$3,968,805,710
See Notes to Financial Statements.
ClearBridge Value Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$105.03	$89.36	$90.84	$116.60	$78.55	$82.99
Income (loss) from operations:
Net investment income	0.49	1.05	0.74	0.74	0.77	0.70
Net realized and unrealized gain (loss)	(6.30)	26.06	5.04	(8.56)	43.15	(4.67)
Total income (loss) from operations	(5.81)	27.11	5.78	(7.82)	43.92	(3.97)
Less distributions from:
Net investment income	(0.82)	(1.40)	(1.05)	(0.83)	(0.83)	(0.47)
Net realized gains	(9.40)	(10.04)	(6.21)	(17.11)	(5.04)	—
Total distributions	(10.22)	(11.44)	(7.26)	(17.94)	(5.87)	(0.47)
Net asset value, end of period	$89.00	$105.03	$89.36	$90.84	$116.60	$78.55
Total return[3]	(6.46)%[4]	32.79%	6.52%	(7.22)%	57.96%	(4.81)%
Net assets, end of period (millions)	$3,037	$3,386	$1,430	$1,411	$1,631	$1,089
Ratios to average net assets:
Gross expenses	1.03%[4,5]	1.03%[6]	1.03%[6]	1.04%	1.04%	1.07%
Net expenses[7,8]	1.01 [4,5]	1.03 [6]	1.01 [6]	1.03	1.03	1.05
Net investment income	1.02 [4,5]	1.08	0.82	0.78	0.73	0.89
Portfolio turnover rate	31%	54%	60%	52%	54%	74%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Ratios and total return for the six months ended April 30, 2025, include certain non-recurring fees incurred by the
Fund during the period. Without these fees, the gross and net expense ratios and the net investment income ratio would have been 1.02%, 1.01% and 1.02%, respectively, and total return based on NAV would have been (6.46)%.

[5]	Annualized.
[6]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024, and would have been 1.02% and 1.00%, respectively, for the year ended October 31, 2023.

[7]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.01%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to April 1, 2024, the expense limitation was 1.15%.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Value Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$101.47	$86.47	$88.03	$113.37	$76.48	$80.91
Income (loss) from operations:
Net investment income	0.15	0.42	0.09	0.06	0.03	0.16
Net realized and unrealized gain (loss)	(6.12)	25.16	4.89	(8.29)	42.07	(4.59)
Total income (loss) from operations	(5.97)	25.58	4.98	(8.23)	42.10	(4.43)
Less distributions from:
Net investment income	(0.04)	(0.54)	(0.33)	—	(0.17)	—
Net realized gains	(9.40)	(10.04)	(6.21)	(17.11)	(5.04)	—
Total distributions	(9.44)	(10.58)	(6.54)	(17.11)	(5.21)	—
Net asset value, end of period	$86.06	$101.47	$86.47	$88.03	$113.37	$76.48
Total return[3]	(6.80)%[4]	31.83%	5.75%	(7.84)%	56.85%	(5.48)%
Net assets, end of period (000s)	$43,337	$52,052	$51,501	$72,411	$99,285	$112,950
Ratios to average net assets:
Gross expenses	1.71%[4,5]	1.75%[6]	1.75%[6]	1.75%	1.75%	1.77%
Net expenses[7,8]	1.71 [4,5]	1.74 [6]	1.73 [6]	1.74	1.73	1.75
Net investment income	0.32 [4,5]	0.45	0.10	0.07	0.03	0.20
Portfolio turnover rate	31%	54%	60%	52%	54%	74%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Ratios and total return for the six months ended April 30, 2025, include certain non-recurring fees incurred by the
Fund during the period. Without these fees, the gross and net expense ratios and the net investment income ratio would have been 1.71%, 1.71% and 0.32%, respectively, and total return based on NAV would have been (6.79)%.

[5]	Annualized.
[6]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.74% and 1.74%, respectively, for the year ended October 31, 2024, and would not have changed for the year ended October 31, 2023.

[7]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.74%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to April 1, 2024, the expense limitation was 1.90%.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Value Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$128.52	$106.95	$107.30	$134.24	$89.63	$94.50
Income (loss) from operations:
Net investment income	0.53	1.17	0.74	0.74	0.76	0.71
Net realized and unrealized gain (loss)	(7.97)	31.59	5.96	(9.96)	49.51	(5.34)
Total income (loss) from operations	(7.44)	32.76	6.70	(9.22)	50.27	(4.63)
Less distributions from:
Net investment income	(0.50)	(1.15)	(0.84)	(0.61)	(0.62)	(0.24)
Net realized gains	(9.40)	(10.04)	(6.21)	(17.11)	(5.04)	—
Total distributions	(9.90)	(11.19)	(7.05)	(17.72)	(5.66)	(0.24)
Net asset value, end of period	$111.18	$128.52	$106.95	$107.30	$134.24	$89.63
Total return[3]	(6.51)%[4]	32.59%	6.36%	(7.31)%	57.81%	(4.92)%
Net assets, end of period (000s)	$8,758	$9,654	$8,004	$9,463	$11,408	$8,051
Ratios to average net assets:
Gross expenses	1.14%[4,5,6]	1.16%[7]	1.18%[6,7]	1.24%	1.14%	1.17%
Net expenses[8,9]	1.14 [4,5,6]	1.15 [7]	1.16 [6,7]	1.15	1.13	1.15
Net investment income	0.89 [4,5]	0.99	0.68	0.66	0.63	0.79
Portfolio turnover rate	31%	54%	60%	52%	54%	74%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Ratios and total return for the six months ended April 30, 2025, include certain non-recurring fees incurred by the
Fund during the period. Without these fees, the gross and net expense ratios and the net investment income ratio would have been 1.14%, 1.14% and 0.89%, respectively, and total return based on NAV would have been (6.51)%.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.15% and 1.14%, respectively, for the year ended October 31, 2024, and 1.17% and 1.15%, respectively, for the year ended October 31,
2023.

[8]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.14%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to April 1, 2024, the expense limitation was 1.15%.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Value Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$126.56	$105.04	$105.33	$132.01	$88.37	$93.18
Income (loss) from operations:
Net investment income	0.41	1.05	0.45	0.44	0.43	0.48
Net realized and unrealized gain (loss)	(7.83)	31.02	5.86	(9.77)	48.78	(5.28)
Total income (loss) from operations	(7.42)	32.07	6.31	(9.33)	49.21	(4.80)
Less distributions from:
Net investment income	(0.39)	(0.51)	(0.39)	(0.24)	(0.53)	(0.01)
Net realized gains	(9.40)	(10.04)	(6.21)	(17.11)	(5.04)	—
Total distributions	(9.79)	(10.55)	(6.60)	(17.35)	(5.57)	(0.01)
Net asset value, end of period	$109.35	$126.56	$105.04	$105.33	$132.01	$88.37
Total return[3]	(6.62)%[4]	32.42%	6.09%	(7.52)%	57.37%	(5.14)%
Net assets, end of period (000s)	$3,814	$4,455	$4,871	$6,034	$8,894	$5,817
Ratios to average net assets:
Gross expenses	1.33%[4,5]	1.29%[6]	1.42%[6,7]	1.41%[7]	1.41%	1.46%[7]
Net expenses[8,9]	1.33 [4,5]	1.28 [6]	1.40 [6,7]	1.40 [7]	1.40	1.40 [7]
Net investment income	0.70 [4,5]	0.90	0.42	0.40	0.36	0.54
Portfolio turnover rate	31%	54%	60%	52%	54%	74%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Ratios and total return for the six months ended April 30, 2025, include certain non-recurring fees incurred by the
Fund during the period. Without these fees, the gross and net expense ratios and the net investment income ratio would have been 1.32%, 1.32% and 0.70%, respectively, and total return based on NAV would have been (6.61)%.

[5]	Annualized.
[6]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.28% and 1.28%, respectively, for the year ended October 31, 2024, and would have been 1.41% and 1.39%, respectively, for the year ended October 31, 2023.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to April 1, 2024, the expense limitation was 1.40%.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Value Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$134.96	$111.84	$111.90	$139.30	$92.83	$97.86
Income (loss) from operations:
Net investment income	0.80	1.70	1.19	1.20	1.24	1.06
Net realized and unrealized gain (loss)	(8.39)	33.06	6.22	(10.37)	51.25	(5.50)
Total income (loss) from operations	(7.59)	34.76	7.41	(9.17)	52.49	(4.44)
Less distributions from:
Net investment income	(0.95)	(1.60)	(1.26)	(1.12)	(0.98)	(0.59)
Net realized gains	(9.40)	(10.04)	(6.21)	(17.11)	(5.04)	—
Total distributions	(10.35)	(11.64)	(7.47)	(18.23)	(6.02)	(0.59)
Net asset value, end of period	$117.02	$134.96	$111.84	$111.90	$139.30	$92.83
Total return[3]	(6.34)%[4]	33.08%	6.77%	(6.98)%	58.34%	(4.58)%
Net assets, end of period (millions)	$438	$494	$363	$354	$412	$260
Ratios to average net assets:
Gross expenses	0.76%[4,5]	0.79%[6]	0.80%[6]	0.80%	0.80%[7]	0.83%[7]
Net expenses[8,9]	0.76 [4,5]	0.79 [6]	0.78 [6]	0.79	0.79 [7]	0.80 [7]
Net investment income	1.26 [4,5]	1.36	1.05	1.03	0.98	1.14
Portfolio turnover rate	31%	54%	60%	52%	54%	74%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Ratios and total return for the six months ended April 30, 2025, include certain non-recurring fees incurred by the
Fund during the period. Without these fees, the gross and net expense ratios and the net investment income ratio would have been 0.76%, 0.76% and 1.27%, respectively, and total return based on NAV would have been (6.34)%.

[5]	Annualized.
[6]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.79% and 0.78%, respectively, for the year ended October 31, 2024, and 0.79% and 0.77%, respectively, for the year ended October 31,
2023.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to April 1, 2024, the expense limitation was 0.80%.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Value Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022[3]
Net asset value, beginning of period	$135.02	$111.87	$111.95	$117.11
Income (loss) from operations:
Net investment income	0.86	1.46	1.26	0.20
Net realized and unrealized gain (loss)	(8.39)	33.42	6.24	(5.36)
Total income (loss) from operations	(7.53)	34.88	7.50	(5.16)
Less distributions from:
Net investment income	(1.06)	(1.69)	(1.37)	—
Net realized gains	(9.40)	(10.04)	(6.21)	—
Total distributions	(10.46)	(11.73)	(7.58)	—
Net asset value, end of period	$117.03	$135.02	$111.87	$111.95
Total return[4]	(6.31)%[5]	33.20%	6.85%	(4.41)%
Net assets, end of period (000s)	$32,292	$22,180	$1,537	$1,136
Ratios to average net assets:
Gross expenses	0.68%[5,6,7]	0.70%[8]	0.73%[8]	0.71%[6]
Net expenses[9,10]	0.67 [5,6,7]	0.70 [8]	0.70 [8]	0.70 [6]
Net investment income	1.37 [5,6]	1.16	1.11	0.49 [6]
Portfolio turnover rate	31%	54%	60%	52%[11]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]	For the period June 3, 2022 (inception date) to October 31, 2022.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Ratios and total return for the six months ended April 30, 2025, include certain non-recurring fees incurred by the
Fund during the period. Without these fees, the gross and net expense ratios and the net investment income ratio would have been 0.67%, 0.67% and 1.38%, respectively, and total return based on NAV would have been (6.30)%.

[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the years ended October 31, 2024, and October 31, 2023.

[9]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[10]	Reflects fee waivers and/or expense reimbursements.
[11]	For the year ended October 31, 2022.
See Notes to Financial Statements.
ClearBridge Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

ClearBridge Value Fund 2025 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
ClearBridge Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$664,727,000	$41,251,311	—	$705,978,311
Industrials	250,988,920	100,988,923	—	351,977,843
Other Common Stocks	2,421,165,490	—	—	2,421,165,490
Total Long-Term Investments	3,336,881,410	142,240,234	—	3,479,121,644
Short-Term Investments†	70,039,239	—	—	70,039,239
Total Investments	$3,406,920,649	$142,240,234	—	$3,549,160,883

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

ClearBridge Value Fund 2025 Semi-Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Return of capital estimates. Distributions received from the Fund’s investments in certain securities, most notably Master Limited Partnerships (“MLPs”) and Real Estate Investment Trusts (“REITs”), generally are comprised of income, realized gains and/or return of capital. The Fund records investment income, realized capital gains and return of capital based on estimates made at the time such distributions are received. Such estimates are
ClearBridge Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
based on historical information available from each issuer and other industry sources. These estimates may subsequently be revised based on information received from the issuers after their tax reporting periods are concluded.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For

ClearBridge Value Fund 2025 Semi-Annual Report

U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $500 million	0.650
Next $1 billion	0.600
Over $3.5 billion	0.500
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.01%, 1.74%, 1.14%, 1.39%, 0.79% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any
ClearBridge Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2025, fees waived and/or expenses reimbursed amounted to $305,302, which included an affiliated money market fund waiver of $28,424.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at April 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires October 31, 2025	—	—	$4,579	—	—	—
Expires October 31, 2026	$165,203	$7,263	972	$561	$40,625	$126
Expires October 31, 2027	—	—	378	—	—	—
Expires October 31, 2028	276,878	—	—	—	—	—
Total fee waivers/expense reimbursements subject to recapture	$442,081	$7,263	$5,929	$561	$40,625	$126
For the six months ended April 30, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class FI	Class IS
FTFA recaptured	$1,936	$158
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $89,923 was earned by Investor Services.

ClearBridge Value Fund 2025 Semi-Annual Report

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 0.95% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$124,769	—
CDSCs	386	$2,548
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
In addition, the Fund acquired a deferred compensation liability of $186,353 from ClearBridge All Cap Value Fund as part of the reorganization on August 23, 2024 (see Note 8). ClearBridge All Cap Value Fund had adopted an unfunded, non-qualified deferred compensation plan which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. Deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable. The plan was terminated effective January 1, 2007, but this change had no effect on fees previously deferred. As of April 30, 2025, the Fund had a deferred compensation liability of $160,812.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,172,200,102
Sales	1,281,380,706
ClearBridge Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At April 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,069,216,435	$757,526,170	$(277,581,722)	$479,944,448
4. Derivative instruments and hedging activities
During the six months ended April 30, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.95%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$4,121,722	$1,770,905
Class C	231,929	22,247
Class FI	12,282	8,896
Class R	10,648	3,388
Class I	—	219,297
Class IS	—	96
Total	$4,376,581	$2,024,829
For the six months ended April 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$301,130
Class C	359
Class FI	72
Class R	31
Class I	3,505
Class IS	205
Total	$305,302

ClearBridge Value Fund 2025 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Net Investment Income:
Class A	$26,272,257	$22,369,360
Class C	20,032	302,043
Class FI	38,206	82,828
Class R	13,537	14,771
Class I	3,465,220	5,176,147
Class IS	190,760	54,864
Total	$30,000,012	$28,000,013
Net Realized Gains:
Class A	$300,685,475	$160,082,437
Class C	4,735,899	5,571,602
Class FI	719,289	725,792
Class R	327,402	287,887
Class I	34,234,251	32,531,984
Class IS	1,686,103	326,449
Total	$342,388,419	$199,526,151
7. Shares of beneficial interest
At April 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	736,057	$71,982,816	1,115,667	$107,623,907
Shares issued on reinvestment	3,252,217	319,725,489	1,988,635	175,381,440
Shares repurchased	(2,102,386)	(204,972,977)	(2,249,958)	(217,488,320)
Shares issued with merger	—	—	15,382,738	1,559,640,869
Net increase	1,885,888	$186,735,328	16,237,082	$1,625,157,896
Class C
Shares sold	33,289	$3,139,853	57,404	$5,375,536
Shares issued on reinvestment	49,459	4,714,420	67,790	5,811,765
Shares repurchased	(92,172)	(8,718,029)	(269,846)	(24,748,635)
ClearBridge Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Shares issued with merger	—	—	62,039	$6,082,281
Net decrease	(9,424)	$(863,756)	(82,613)	$(7,479,053)
Class FI
Shares sold	6,533	$822,167	15,973	$1,920,579
Shares issued on reinvestment	6,149	755,599	7,456	805,368
Shares repurchased	(9,024)	(1,043,061)	(23,160)	(2,722,831)
Net increase	3,658	$534,705	269	$3,116
Class R
Shares sold	1,226	$144,755	8,757	$1,032,500
Shares issued on reinvestment	2,819	340,939	2,842	302,658
Shares repurchased	(4,364)	(519,338)	(22,765)	(2,537,946)
Net decrease	(319)	$(33,644)	(11,166)	$(1,202,788)
Class I
Shares sold	287,363	$36,843,982	562,306	$68,754,107
Shares issued on reinvestment	281,484	36,353,623	321,892	36,400,335
Shares repurchased	(490,657)	(62,794,332)	(714,565)	(88,017,818)
Shares issued with merger	—	—	248,670	32,371,770
Net increase	78,190	$10,403,273	418,303	$49,508,394
Class IS
Shares sold	125,665	$16,104,100	125,205	$16,178,251
Shares issued on reinvestment	14,533	1,876,416	3,369	380,812
Shares repurchased	(28,534)	(3,627,922)	(16,047)	(1,994,507)
Shares issued with merger	—	—	38,002	4,948,246
Net increase	111,664	$14,352,594	150,529	$19,512,802
8. Transfer of net assets
On August 23, 2024, the Fund acquired the assets and certain liabilities of ClearBridge All Cap Value Fund (the “Acquired Fund”), a series of Legg Mason Partners Investment Trust, pursuant to a plan of reorganization approved by the Board of both the Acquired Fund and the Fund. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
ClearBridge All Cap Value Fund	15,731,449	$1,603,043,166	$2,265,656,981
As part of the reorganization, for each share they held, shareholders of the Acquired Fund’s Class A, Class C, Class I and Class IS received 0.139014, 0.114895, 0.119081 and 0.118830 shares of Class A, Class C, Class I and Class IS shares of the Fund, respectively. The Fund did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and

ClearBridge Value Fund 2025 Semi-Annual Report

remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.
The total net assets of the Acquired Fund before the acquisition included unrealized appreciation of $486,432,956, accumulated net realized gain of $4,092,560 and undistributed net investment income of $788,831. Total net assets of the Fund immediately after the transfer were $3,868,700,147. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
Pro forma results of operations of the combined entity for the entire year ended October 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Unaudited
Net investment income	$44,121,347
Net realized gain	456,122,783
Change in net unrealized appreciation	527,978,561
Increase in net assets from operations	$1,028,222,691
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on August 23, 2024.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2025. The following transactions were effected in such company for the six months ended April 30, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$56,212,770	$247,781,852	247,781,852	$268,975,003	268,975,003
ClearBridge Value Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,153,262	—	$35,019,619
10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2025.
11. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM),

ClearBridge Value Fund 2025 Semi-Annual Report

evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Value Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Value Fund

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ClearBridge
Value Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Value Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
ClearBridge Value Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
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NOT PART OF THE SEMI-ANNUAL REPORT

90007-SFSOI 6/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

 Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2025